ACCOUNTS RECEIVABLE - Schedule of Aging of Accounts Receivables (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Accounts receivable	R$ 2,390,272	R$ 2,722,742
Provision for loss	(24,676)	(22,815)
Total net	2,399,097	2,752,194
Not past due
Disclosure of financial assets [line items]
Accounts receivable	2,240,086	2,512,675
Not past due | Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable	1,446,339	1,333,233
Not past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable	383,437	642,072
Not past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable	401,485	507,918
Not past due | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable	8,825	29,452
Past due
Disclosure of financial assets [line items]
Accounts receivable	183,687	262,334
Past due | Up to 90 days
Disclosure of financial assets [line items]
Accounts receivable	62,639	103,562
Past due | 91 to 180 days
Disclosure of financial assets [line items]
Accounts receivable	11,535	21,668
Past due | 181 to 360 days
Disclosure of financial assets [line items]
Accounts receivable	4,723	39,775
Past due | Over 360 days
Disclosure of financial assets [line items]
Accounts receivable	R$ 104,790	R$ 97,329